Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes [Abstract]
Valuation allowance on net operating loss	$ 143,771	$ 70,167	$ 10,233
Income tax rate	25.00%
Cumulative net operating loss	$ 520,707	$ 261,167	$ 40,932